OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1) - CAD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning period of lease liability	$ 52,207	$ 72,903
Lease payment- base rent portion	(21,123)	(28,056)
Lease liability - accretion expense	3,806	7,360
Ending period of lease liability	34,890	52,207
Current portion	25,640	23,443
Long term portion	$ 9,250	$ 28,764